Accrued Expense and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payables	$ 759,026	$ 1,733,937
Professional fee and others	282,806	422,314
Total	$ 1,041,832	$ 2,156,251